OCM GOLD FUND

Schedule of Investments - August 31, 2025

(Unaudited)

Shares			Value
	COMMON STOCKS	93.1%
	Major Gold Producers	22.1%
65,000	Agnico Eagle Mines Ltd.		$9,371,050
105,000	AngloGold Ashanti PLC		5,949,300
200,000	Barrick Mining Corp.		5,326,000
118,670	Endeavour Mining PLC		4,125,886
85,000	Newmont Corp.		6,324,000
			31,096,236
	Intermediate/Mid-Tier Gold Producers	31.0%
290,000	Alamos Gold, Inc.		8,830,500
133,333	Allied Gold Corp.*		1,868,841
300,000	B2Gold Corp.		1,239,000
500,000	B2Gold Corp.^		2,064,220
75,000	Centerra Gold, Inc.		612,750
250,000	Dundee Precious Metals, Inc.		4,634,484
225,000	Fortuna Mining Corp.*		1,734,928
637,501	Greatland Resources Ltd.*		2,291,868
100,000	IAMGOLD Corp.*		931,000
130,000	Lundin Gold, Inc.		7,993,665
166,667	OceanaGold Corp.		3,045,969
70,000	Pan American Silver Corp.		2,374,400
800,000	Perseus Mining Ltd.		1,979,058
100,000	SSR Mining, Inc.*		1,931,000
600,000	West African Resources Ltd.*		1,193,717
600,000	Westgold Resources Ltd.		1,350,785
			44,076,185
	Junior Gold Producers	18.6%
1,250,000	Catalyst Metals Ltd.*		5,930,956
150,000	Discovery Silver Corp.*		477,283
1,250,000	Emerald Resources N.L.*		3,092,278
62,500	G Mining Ventures Corp.*		936,999
300,000	Heliostar Metals Ltd.*		338,576
1,700,000	Jaguar Mining, Inc.*		6,040,484
175,000	K92 Mining, Inc.*		1,973,751
500,000	Orezone Gold Corp.*		415,028
900,000	Thor Explorations Ltd.		753,604
415,000	Wesdome Gold Mines Ltd.*		5,508,555
			25,467,514
	Exploration and Development Companies	11.0%
350,000	Angel Wing Metals, Inc.*		12,742
1,166,666	Ausgold Ltd.*		648,996

Shares			Value
250,000	G2 Goldfields, Inc.*		$566,113
875,000	Liberty Gold Corp.*		315,367
1,228,000	Mithril Silver And Gold Ltd.*		482,831
616,500	Montage Gold Corp.*		2,459,895
734,108	NeXGold Mining Corp.*		604,006
5,000,000	Omai Gold Mines Corp.*		3,349,352
325,000	Probe Gold, Inc.*		638,925
2,758,000	Rio2 Ltd.*		3,654,842
209,004	Robex Resources, Inc.*		506,096
2,399,000	Royal Road Minerals Ltd.*		227,079
4,578,755	RTG Mining, Inc.*		83,904
1,860,466	Saturn Metals Ltd.*		523,561
300,000	Thesis Gold, Inc.*		310,179
200,000	Vizsla Silver Corp.*		734,000
1,600,000	WIA Gold Ltd.*		335,079
			15,452,967
	Royalty/Streaming Companies	5.9%
100,000	Vizsla Royalties Corp.*		206,786
80,000	Wheaton Precious Metals Corp.		8,033,785
			8,240,571
	Primary Silver Producers	4.5%
644,400	Aya Gold & Silver, Inc.*		6,404,587

	Total Common Stocks
	(Cost $35,005,200)		130,738,060

	WARRANTS	0.0%
	Exploration and Development Companies	0.0%
367,054	NeXGold Mining Corp. Exercise Price 0.95 CAD, Exp. 12/16/2026		48,106
			48,106
	Total Warrants
	(Cost $0)		48,106

	SHORT-TERM INVESTMENT	6.7%
9,370,017	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.19%#		9,370,017

	Total Short-Term Investment
	(Cost $9,370,017)		9,370,017

	Total Investments	99.8%
	(Cost $44,375,217)		140,156,183
	Assets less Other Liabilities	0.2%	212,445
	TOTAL NET ASSETS	100.0%	$140,368,628

PLC – Public Limited Company
CAD – Canadian Dollars

*	Non-income producing security.
^	Denoted investment is a Canadian security traded on U.S. stock exchange.
#	The rate is the annualized seven-day yield at period end.